Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000132742 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 70,898,134
Holdings Count | Holding	34
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$70,898,134
Total number of portfolio holdings	34
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.6%
Fixed income	31.1%
Equity	10.5%
Unaffiliated investment companies	49.2%
Fixed income	28.8%
Equity	19.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	9.2%
U.S. Government	9.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132740 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 70,898,134
Holdings Count | Holding	34
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$70,898,134
Total number of portfolio holdings	34
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.6%
Fixed income	31.1%
Equity	10.5%
Unaffiliated investment companies	49.2%
Fixed income	28.8%
Equity	19.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	9.2%
U.S. Government	9.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228330 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHANX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class A/JHANX)	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 70,898,134
Holdings Count | Holding	34
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$70,898,134
Total number of portfolio holdings	34
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.6%
Fixed income	31.1%
Equity	10.5%
Unaffiliated investment companies	49.2%
Fixed income	28.8%
Equity	19.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	9.2%
U.S. Government	9.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132735 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 70,898,134
Holdings Count | Holding	34
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$70,898,134
Total number of portfolio holdings	34
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	41.6%
Fixed income	31.1%
Equity	10.5%
Unaffiliated investment companies	49.2%
Fixed income	28.8%
Equity	19.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	9.2%
U.S. Government	9.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132750 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 94,475,550
Holdings Count | Holding	34
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$94,475,550
Total number of portfolio holdings	34
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.9%
Fixed income	29.0%
Equity	15.9%
Unaffiliated investment companies	47.4%
Fixed income	25.7%
Equity	21.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228331 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class A/JHAOX)	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 94,475,550
Holdings Count | Holding	34
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$94,475,550
Total number of portfolio holdings	34
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.9%
Fixed income	29.0%
Equity	15.9%
Unaffiliated investment companies	47.4%
Fixed income	25.7%
Equity	21.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132747 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 94,475,550
Holdings Count | Holding	34
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$94,475,550
Total number of portfolio holdings	34
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.9%
Fixed income	29.0%
Equity	15.9%
Unaffiliated investment companies	47.4%
Fixed income	25.7%
Equity	21.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132749 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 94,475,550
Holdings Count | Holding	34
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$94,475,550
Total number of portfolio holdings	34
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	44.9%
Fixed income	29.0%
Equity	15.9%
Unaffiliated investment companies	47.4%
Fixed income	25.7%
Equity	21.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	7.7%
U.S. Government	7.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132758 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 340,053,824
Holdings Count | Holding	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,053,824
Total number of portfolio holdings	34
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.7%
Fixed income	26.5%
Equity	22.2%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132756 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
Net Assets	$ 340,053,824
Holdings Count | Holding	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,053,824
Total number of portfolio holdings	34
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.7%
Fixed income	26.5%
Equity	22.2%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228332 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class A/JHAPX)	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 340,053,824
Holdings Count | Holding	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,053,824
Total number of portfolio holdings	34
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.7%
Fixed income	26.5%
Equity	22.2%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132751 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 340,053,824
Holdings Count | Holding	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,053,824
Total number of portfolio holdings	34
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	48.7%
Fixed income	26.5%
Equity	22.2%
Unaffiliated investment companies	45.2%
Fixed income	22.8%
Equity	21.7%
Alternative markets	0.7%
U.S. Government and Agency obligations	6.0%
U.S. Government	6.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132759 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	$5	0.09%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%
Net Assets	$ 807,208,708
Holdings Count | Holding	34
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$807,208,708
Total number of portfolio holdings	34
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.8%
Fixed income	24.4%
Unaffiliated investment companies	42.1%
Equity	21.4%
Fixed income	20.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228333 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class A/JHAUX)	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 807,208,708
Holdings Count | Holding	34
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$807,208,708
Total number of portfolio holdings	34
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.8%
Fixed income	24.4%
Unaffiliated investment companies	42.1%
Equity	21.4%
Fixed income	20.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132764 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 807,208,708
Holdings Count | Holding	34
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$807,208,708
Total number of portfolio holdings	34
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.8%
Fixed income	24.4%
Unaffiliated investment companies	42.1%
Equity	21.4%
Fixed income	20.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132766 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 807,208,708
Holdings Count | Holding	34
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$807,208,708
Total number of portfolio holdings	34
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	53.2%
Equity	28.8%
Fixed income	24.4%
Unaffiliated investment companies	42.1%
Equity	21.4%
Fixed income	20.0%
Alternative markets	0.7%
U.S. Government and Agency obligations	4.7%
U.S. Government	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132774 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,171,335,535
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,171,335,535
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.6%
Equity	36.5%
Fixed income	19.1%
Unaffiliated investment companies	41.1%
Equity	24.8%
Fixed income	15.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	3.2%
U.S. Government	3.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132772 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
Net Assets	$ 1,171,335,535
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,171,335,535
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.6%
Equity	36.5%
Fixed income	19.1%
Unaffiliated investment companies	41.1%
Equity	24.8%
Fixed income	15.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	3.2%
U.S. Government	3.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228334 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class A/JHAVX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,171,335,535
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,171,335,535
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.6%
Equity	36.5%
Fixed income	19.1%
Unaffiliated investment companies	41.1%
Equity	24.8%
Fixed income	15.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	3.2%
U.S. Government	3.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132767 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,171,335,535
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,171,335,535
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.6%
Equity	36.5%
Fixed income	19.1%
Unaffiliated investment companies	41.1%
Equity	24.8%
Fixed income	15.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	3.2%
U.S. Government	3.2%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132775 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,207,877,785
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,207,877,785
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	43.2%
Fixed income	15.4%
Unaffiliated investment companies	39.7%
Equity	28.6%
Fixed income	10.4%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.7%
U.S. Government	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228335 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class A/JHAYX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,207,877,785
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,207,877,785
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	43.2%
Fixed income	15.4%
Unaffiliated investment companies	39.7%
Equity	28.6%
Fixed income	10.4%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.7%
U.S. Government	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132780 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,207,877,785
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,207,877,785
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	43.2%
Fixed income	15.4%
Unaffiliated investment companies	39.7%
Equity	28.6%
Fixed income	10.4%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.7%
U.S. Government	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132782 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,207,877,785
Holdings Count | Holding	35
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,207,877,785
Total number of portfolio holdings	35
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	43.2%
Fixed income	15.4%
Unaffiliated investment companies	39.7%
Equity	28.6%
Fixed income	10.4%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.7%
U.S. Government	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132790 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,076,758,029
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,076,758,029
Total number of portfolio holdings	29
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Equity	48.3%
Fixed income	10.5%
Unaffiliated investment companies	40.1%
Equity	32.8%
Fixed income	6.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132788 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,076,758,029
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,076,758,029
Total number of portfolio holdings	29
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Equity	48.3%
Fixed income	10.5%
Unaffiliated investment companies	40.1%
Equity	32.8%
Fixed income	6.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228336 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class A/JHBAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 1,076,758,029
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,076,758,029
Total number of portfolio holdings	29
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Equity	48.3%
Fixed income	10.5%
Unaffiliated investment companies	40.1%
Equity	32.8%
Fixed income	6.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132783 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,076,758,029
Holdings Count | Holding	29
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,076,758,029
Total number of portfolio holdings	29
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.8%
Equity	48.3%
Fixed income	10.5%
Unaffiliated investment companies	40.1%
Equity	32.8%
Fixed income	6.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	1.0%
U.S. Government	1.0%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132791 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 961,887,006
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$961,887,006
Total number of portfolio holdings	29
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	53.7%
Fixed income	5.9%
Unaffiliated investment companies	39.6%
Equity	35.3%
Fixed income	3.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228337 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class A/JHBEX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 961,887,006
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$961,887,006
Total number of portfolio holdings	29
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	53.7%
Fixed income	5.9%
Unaffiliated investment companies	39.6%
Equity	35.3%
Fixed income	3.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132796 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 961,887,006
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$961,887,006
Total number of portfolio holdings	29
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	53.7%
Fixed income	5.9%
Unaffiliated investment companies	39.6%
Equity	35.3%
Fixed income	3.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132798 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 961,887,006
Holdings Count | Holding	29
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$961,887,006
Total number of portfolio holdings	29
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	53.7%
Fixed income	5.9%
Unaffiliated investment companies	39.6%
Equity	35.3%
Fixed income	3.6%
Alternative markets	0.7%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132806 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 820,229,530
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$820,229,530
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132804 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 820,229,530
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$820,229,530
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228338 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class A/JHBFX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 820,229,530
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$820,229,530
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132799 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 820,229,530
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$820,229,530
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138480 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JLKZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 637,297,794
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$637,297,794
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228341 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class A/JHBJX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 637,297,794
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$637,297,794
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138485 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JLKWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 637,297,794
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$637,297,794
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138487 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JLKYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 637,297,794
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$637,297,794
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167635 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JIEHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 405,762,733
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$405,762,733
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167633 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JHIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	$14	0.26%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%
Net Assets	$ 405,762,733
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$405,762,733
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228344 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class A/JHBKX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 405,762,733
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$405,762,733
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167628 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class 1/JRODX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 405,762,733
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$405,762,733
Total number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	58.0%
Fixed income	3.8%
Unaffiliated investment companies	37.5%
Equity	37.5%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221529 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JAAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 165,765,538
Holdings Count | Holding	20
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$165,765,538
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228345 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class A/JHBLX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 165,765,538
Holdings Count | Holding	20
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$165,765,538
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221528 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JAAKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 165,765,538
Holdings Count | Holding	20
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$165,765,538
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	37.6%
Equity	37.6%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259691 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JHODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class R6/JHODX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 3,516,245
Holdings Count | Holding	15
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,516,245
Total number of portfolio holdings	15
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	35.9%
Equity	35.9%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259693 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class A/JHOAX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 3,516,245
Holdings Count | Holding	15
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,516,245
Total number of portfolio holdings	15
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	35.9%
Equity	35.9%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259692 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JHOBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class 1/JHOBX)	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 3,516,245
Holdings Count | Holding	15
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,516,245
Total number of portfolio holdings	15
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	58.1%
Fixed income	3.8%
Unaffiliated investment companies	35.9%
Equity	35.9%
U.S. Government and Agency obligations	0.5%
U.S. Government	0.5%
Short-term investments and other	1.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.